Provisions (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Reconciliation of changes in other provisions [abstract]
Other provisions		$ 1,849	$ 1,588
Additions		2,706	515
Unused amounts reversed			(551)
Share of loss in associates and joint ventures			(3)
Recoveries		(422)
Deconsolidation (see Note 4.(l))		(29,001)
Liabilities incorporated by business combination (Note 4)		10	2
Currency translation adjustment		930	298
Other provisions		4,626	1,849
Legal Claims [Member]
Reconciliation of changes in other provisions [abstract]
Other provisions	[1]	837	704
Additions	[1]	311	259
Unused amounts reversed	[1]		(269)
Share of loss in associates and joint ventures	[1]
Recoveries	[1]	(299)
Deconsolidation (see Note 4.(l))	[1]	(273)
Liabilities incorporated by business combination (Note 4)	[1]	10	2
Currency translation adjustment	[1]	466	141
Other provisions	[1]	1,052	837
Investments In Associates And Joint Ventures [Member]
Reconciliation of changes in other provisions [abstract]
Other provisions	[2]	72	47
Additions	[2]	2,380	105
Unused amounts reversed	[2]		(79)
Share of loss in associates and joint ventures	[2]		(3)
Recoveries	[2]
Deconsolidation (see Note 4.(l))	[2]
Liabilities incorporated by business combination (Note 4)	[2]
Currency translation adjustment	[2]		2
Other provisions	[2]	2,452	72
Site Dismantling And Remediation [Member]
Reconciliation of changes in other provisions [abstract]
Other provisions	[3]	140	114
Additions	[3]	10
Unused amounts reversed	[3]
Share of loss in associates and joint ventures	[3]
Recoveries	[3]	(48)
Deconsolidation (see Note 4.(l))	[3]
Liabilities incorporated by business combination (Note 4)	[3]
Currency translation adjustment	[3]	61	26
Other provisions	[3]	163	140
Onerous Contracts [Member]
Reconciliation of changes in other provisions [abstract]
Other provisions	[4]	220	296
Additions	[4]	5	20
Unused amounts reversed	[4]		(135)
Share of loss in associates and joint ventures	[4]
Recoveries	[4]	(123)
Deconsolidation (see Note 4.(l))	[4]	(174)
Liabilities incorporated by business combination (Note 4)	[4]
Currency translation adjustment	[4]	73	39
Other provisions	[4]	1	220
Other Provisions [Member]
Reconciliation of changes in other provisions [abstract]
Other provisions	[5]	580	427
Additions	[5]		131
Unused amounts reversed	[5]		(68)
Share of loss in associates and joint ventures	[5]
Recoveries	[5]	48
Deconsolidation (see Note 4.(l))	[5]
Liabilities incorporated by business combination (Note 4)	[5]
Currency translation adjustment	[5]	330	90
Other provisions	[5]	$ 958	$ 580

[1]	Additions and recoveries are included in "Other operating results, net"
[2]	Corresponds to the equity interest in New Lipstick with negative equity. Additions and recoveries are included in "Share of profit / (loss) of associates and joint ventures".
[3]	The Groups companies are required to recognize certain costs related to the dismantling of assets and remediation of sites from the places where such assets are located. The calculation of such expenses is based on the dismantling value for the current year, taking into consideration the best estimate of future changes in prices, inflation, etc. and such costs are capitalized at a risk-free interest rate. Volume projections for retired or built assets are recast based on expected changes from technological rulings and requirements
[4]	Provisions for other contractual obligations include a series of obligations resulting from a contractual liability or law, regarding which there is a high degree of uncertainty as to the terms and the necessary amounts to discharge such liability.
[5]	In November 2009, PBCs Audit Committee and Board of Directors approved the agreement with Rock Real whereby the latter would look for and propose to PBC the acquisition of commercial properties outside Israel, in addition to assisting in the negotiations and management of such properties. In return, Rock Real would receive 12% of the net income generated by the acquired property. Pursuant to amendment 16 of the Israel Commercial Act 5759-1999, the agreement must be ratified by the Audit Committee before the third year after the effective date; otherwise, it expires. The agreement has not been ratified by the audit committee within such three-year term, so in January 2017 PBC issued a statement that hinted at the expiration of the agreement and informed that it would begin negotiations to reduce the debt that currently amounts to NIS 106 (equivalent to Ps. 836 of these Consolidated Financial Statements). The parties have appointed an arbitrator that should render a decision on the dispute. The remaining corresponds to provisions related to investment properties.